Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Financials – 27.3%
Banks – 20.0%
ABN AMRO Bank NV	4,462,590	$155,917,866
AIB Group PLC	14,191,220	151,709,060
Banco Bilbao Vizcaya Argentaria SA	11,065,340	259,561,878
Barclays PLC	34,729,330	222,306,904
China Construction Bank Corp. - Class H	89,926,000	89,009,662
Erste Group Bank AG	1,777,559	213,145,998
Eurobank SA	44,275,880	178,018,625
Hana Financial Group, Inc.	2,114,480	137,962,555
Industrial & Commercial Bank of China Ltd. - Class H	159,949,000	129,431,639
KB Financial Group, Inc.	1,114,260	95,920,716
Mitsubishi UFJ Financial Group, Inc.	2,898,700	46,005,473
Resona Holdings, Inc.	9,792,900	93,206,011
Sumitomo Mitsui Financial Group, Inc.	4,161,600	133,842,935

		1,906,039,322

Capital Markets – 2.4%
3i Group PLC	3,163,270	138,705,642
Euronext NV(a)	297,860	44,743,892
Singapore Exchange Ltd.	3,782,200	49,788,591

		233,238,125

Consumer Finance – 1.2%
Muthoot Finance Ltd.	2,725,336	115,534,064

Insurance – 3.7%
AIA Group Ltd. - Class H	11,885,400	122,337,534
NN Group NV	2,940,620	226,853,009

		349,190,543

		2,604,002,054

Industrials – 19.1%
Aerospace & Defense – 5.3%
BAE Systems PLC	8,505,400	195,752,286
LIG Nex1 Co., Ltd.	322,520	93,969,954
Saab AB - Class B	1,436,552	83,349,058
Safran SA	376,530	131,151,747

		504,223,045

Construction & Engineering – 3.2%
Shimizu Corp.	5,413,800	92,433,495
Stantec, Inc.	1,297,430	122,431,338
Vinci SA	657,923	92,558,628

		307,423,461

Electrical Equipment – 4.8%
ABB Ltd. (REG)	1,863,730	137,389,512
Contemporary Amperex Technology Co., Ltd. - Class A	804,501	42,302,702
Mitsubishi Electric Corp.	1,548,000	45,134,791
Prysmian SpA	2,362,250	235,651,638

		460,478,643

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.3%
Hyosung Corp.	299,660	$23,840,217

Machinery – 2.3%
Mitsubishi Heavy Industries Ltd.	3,594,800	87,757,829
SMC Corp.	389,800	134,871,092

		222,628,921

Passenger Airlines – 1.2%
Ryanair Holdings PLC	3,148,910	108,566,782

Professional Services – 2.0%
Computershare Ltd.	4,221,490	95,673,984
RELX PLC	2,312,590	93,166,890

		188,840,874

		1,816,001,943

Information Technology – 15.3%
Communications Equipment – 0.5%
Accton Technology Corp.	1,348,000	50,869,440

Electronic Equipment, Instruments & Components – 0.6%
Elite Material Co., Ltd.	1,060,000	55,535,406

Semiconductors & Semiconductor Equipment – 10.5%
Hon Precision, Inc.	706,998	77,076,370
King Yuan Electronics Co., Ltd.	7,961,000	62,668,031
SK hynix, Inc.	546,580	247,533,957
Taiwan Semiconductor Manufacturing Co., Ltd.	12,365,000	607,829,466

		995,107,824

Software – 1.0%
SAP SE	391,120	95,029,851

Technology Hardware, Storage & Peripherals – 2.7%
Samsung Electronics Co., Ltd.	3,106,510	260,371,794

		1,456,914,315

Health Care – 8.7%
Biotechnology – 1.5%
Genmab A/S(b)	451,050	139,818,207

Health Care Equipment & Supplies – 0.9%
ResMed, Inc.	3,345,800	80,208,701

Health Care Providers & Services – 1.7%
Fresenius SE & Co. KGaA	2,853,409	163,476,917

Pharmaceuticals – 4.6%
AstraZeneca PLC	828,570	153,334,573
Roche Holding AG	501,700	207,187,126
Takeda Pharmaceutical Co., Ltd.	2,574,000	79,961,942

		440,483,641

		823,987,466

Consumer Discretionary – 8.0%
Automobile Components – 0.9%
Toyo Tire Corp.	3,184,500	88,379,675

Company	Shares	U.S. $ Value

Automobiles – 1.1%
Honda Motor Co., Ltd.	10,925,800	$107,233,136

Broadline Retail – 0.9%
PDD Holdings, Inc. (ADR)(b)	786,240	89,151,754

Hotels, Restaurants & Leisure – 1.2%
Booking Holdings, Inc.	20,900	111,926,397

Household Durables – 1.0%
Sony Group Corp.	3,597,500	92,279,366

Specialty Retail – 1.4%
Industria de Diseno Textil SA	2,012,930	132,782,246

Textiles, Apparel & Luxury Goods – 1.5%
ANTA Sports Products Ltd. - Class H	4,412,800	45,825,036
Li Ning Co., Ltd. - Class H	20,585,000	49,462,012
LVMH Moet Hennessy Louis Vuitton SE	62,020	46,746,687

		142,033,735

		763,786,309

Communication Services – 5.4%
Entertainment – 2.1%
Konami Group Corp.	365,300	49,610,360
NetEase, Inc. - Class H	3,093,800	85,157,378
Toho Co. Ltd./Tokyo	1,326,200	67,563,049

		202,330,787

Interactive Media & Services – 1.5%
Tencent Holdings Ltd. - Class H	1,831,600	140,563,453

Wireless Telecommunication Services – 1.8%
SoftBank Group Corp.	3,060,400	85,854,364
TIM SA/Brazil	22,709,800	88,135,939

		173,990,303

		516,884,543

Materials – 4.3%
Metals & Mining – 4.3%
China Hongqiao Group Ltd. - Class H(b)	10,576,376	44,417,836
Endeavour Mining PLC(c)	3,768,510	194,060,899
Lundin Mining Corp.(c)	8,055,850	173,143,109

		411,621,844

Energy – 4.0%
Oil, Gas & Consumable Fuels – 4.0%
ENEOS Holdings, Inc.	26,560,900	187,921,126
Shell PLC	5,111,660	188,376,206

		376,297,332

Consumer Staples – 2.6%
Consumer Staples Distribution & Retail – 2.6%
Loblaw Cos. Ltd.	2,444,880	110,527,707
Tesco PLC	22,342,140	132,864,910

		243,392,617

Company	Shares	U.S. $ Value

Utilities – 1.9%
Electric Utilities – 1.3%
EDP SA	9,071,540	$41,781,552
Enel SpA	7,668,000	79,726,748

		121,508,300

Water Utilities – 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,551,874	61,430,712

		182,939,012

Real Estate – 1.2%
Real Estate Management & Development – 1.2%
Mitsui Fudosan Co., Ltd.	10,450,500	118,762,313

Total Common Stocks (cost $6,743,921,227)		9,314,589,748

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(d) (e) (f) (cost $144,993,431)	144,993,431	144,993,431

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $6,888,914,658)		9,459,583,179

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(d) (e) (f) (cost $17,087,837)	17,087,837	17,087,837

Total Investments – 99.5% (cost $6,906,002,495)(g)		9,476,671,016
Other assets less liabilities – 0.5%		51,923,058

Net Assets – 100.0%		$9,528,594,074

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	145,734	USD	26,713	01/05/2026	$118,216
Bank of America NA	USD	26,486	BRL	145,734	01/05/2026	109,475
Bank of America NA	KRW	711,868,092	USD	508,789	01/09/2026	15,221,635
Bank of America NA	USD	18,146	CLP	17,071,347	01/09/2026	808,158
Bank of America NA	USD	86,636	KRW	126,798,365	01/09/2026	1,278,866
Bank of America NA	JPY	9,725,375	USD	62,625	01/23/2026	442,734
Bank of America NA	EUR	21,847	USD	25,466	01/29/2026	(237,536)
Bank of New York (The)	CAD	34,434	USD	24,648	02/05/2026	(478,065)
Barclays Capital, Inc.	KRW	49,138,054	USD	34,447	01/09/2026	377,909
Barclays Capital, Inc.	KRW	86,685,152	USD	59,496	01/09/2026	(606,681)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	JPY	11,171,623	USD	72,262		01/23/2026	$832,360
Barclays Capital, Inc.	USD	41,191	EUR	35,157		01/29/2026	172,512
Barclays Capital, Inc.	TWD	1,826,285	USD	58,576		02/12/2026	519,526
Barclays Capital, Inc.	TWD	776,103	USD	24,646		02/12/2026	(25,855)
Barclays Capital, Inc.	USD	21,493	NOK	217,507		02/13/2026	86,010
Barclays Capital, Inc.	USD	95,217	SEK	899,040		02/13/2026	2,637,579
Barclays Capital, Inc.	USD	88,198	ZAR	1,483,752		02/26/2026	1,072,471
BNP Paribas SA	KRW	37,991,237	USD	26,776		01/09/2026	434,838
BNP Paribas SA	KRW	111,158,166	USD	76,253		01/09/2026	(817,021)
BNP Paribas SA	USD	44,270	KRW	65,040,307		01/09/2026	825,404
BNP Paribas SA	USD	28,173	KRW	40,597,064		01/09/2026	(25,645)
BNP Paribas SA	JPY	4,689,197	USD	30,285		01/23/2026	303,439
BNP Paribas SA	USD	29,161	JPY	4,533,443		01/23/2026	(175,216)
BNP Paribas SA	CHF	19,604	USD	24,788		01/29/2026	(23,104)
BNP Paribas SA	EUR	224,765	USD	261,361		01/29/2026	(3,083,605)
BNP Paribas SA	TWD	833,471	USD	26,894		02/12/2026	398,173
BNP Paribas SA	USD	42,762	TWD	1,329,828		02/12/2026	(487,128)
BNP Paribas SA	USD	55,241	MXN	1,001,381		03/12/2026	8,172
Citibank NA	BRL	145,734	USD	26,486		01/05/2026	(109,475)
Citibank NA	USD	26,155	BRL	145,734		01/05/2026	440,307
Citibank NA	USD	27,206	KRW	39,905,592		01/09/2026	462,277
Citibank NA	USD	27,904	KRW	39,671,055		01/09/2026	(398,605)
Citibank NA	CNH	818,840	USD	115,611		01/16/2026	(1,846,280)
Citibank NA	USD	23,771	PLN	86,587		01/22/2026	345,676
Citibank NA	JPY	9,397,337	USD	61,143		01/23/2026	1,058,373
Citibank NA	EUR	83,383	USD	97,909		01/29/2026	(194,223)
Citibank NA	BRL	145,734	USD	25,962		02/03/2026	(432,495)
Citibank NA	USD	54,677	CAD	76,032		02/05/2026	802,268
Citibank NA	USD	326,218	INR	29,034,543		02/10/2026	(4,246,153)
Citibank NA	TWD	5,724,227	USD	185,876		02/12/2026	3,905,770
Citibank NA	USD	77,871	GBP	58,320		02/26/2026	732,218
Citibank NA	USD	26,481	SGD	34,012		02/26/2026	70,357
Deutsche Bank AG	USD	18,197	KRW	26,839,353		01/09/2026	411,898
Deutsche Bank AG	USD	33,399	CNH	235,933		01/16/2026	444,418
Deutsche Bank AG	USD	14,173	JPY	2,189,003		01/23/2026	(176,570)
Deutsche Bank AG	USD	45,932	ILS	147,354		03/12/2026	349,247
Goldman Sachs Bank USA	KRW	39,606,342	USD	27,033		01/09/2026	(427,479)
Goldman Sachs Bank USA	USD	78,895	KRW	115,124,056		01/09/2026	924,741
Goldman Sachs Bank USA	USD	48,727	CNH	343,077		01/16/2026	485,445
Goldman Sachs Bank USA	USD	24,615	JPY	3,794,073		01/23/2026	(356,364)
Goldman Sachs Bank USA	USD	30,984	MYR	128,127		02/12/2026	663,315
HSBC Bank USA	KRW	89,816,470	USD	63,518		01/09/2026	1,244,649
HSBC Bank USA	KRW	104,195,111	USD	70,698		01/09/2026	(1,544,847)
HSBC Bank USA	USD	48,431	KRW	70,936,752		01/09/2026	752,412
HSBC Bank USA	USD	50,806	KRW	72,094,675		01/09/2026	(819,552)
HSBC Bank USA	CNH	578,371	USD	81,540		01/16/2026	(1,424,042)
HSBC Bank USA	USD	146,275	CNH	1,034,211		01/16/2026	2,076,229
HSBC Bank USA	USD	56,017	JPY	8,654,811		01/23/2026	(679,520)
HSBC Bank USA	USD	27,738	TWD	876,378		02/12/2026	121,684
JPMorgan Chase Bank	USD	21,333	CNH	151,075		01/16/2026	338,168
JPMorgan Chase Bank	JPY	11,086,059	USD	71,434		01/23/2026	551,979
JPMorgan Chase Bank	JPY	4,313,637	USD	27,580		01/23/2026	(999)
JPMorgan Chase Bank	USD	58,717	JPY	8,980,453		01/23/2026	(1,297,013)
JPMorgan Chase Bank	EUR	23,878	USD	27,658		01/29/2026	(435,218)
JPMorgan Chase Bank	USD	24,391	CHF	19,316		01/29/2026	55,942
JPMorgan Chase Bank	USD	36,638	EUR	31,248		01/29/2026	125,919
JPMorgan Chase Bank	USD	84,729	EUR	71,992		01/29/2026	(27,593)
JPMorgan Chase Bank	CAD	49,760	USD	36,219		02/05/2026	(90,041)
JPMorgan Chase Bank	USD	43,408	GBP	32,566		02/26/2026	484,916
Morgan Stanley Capital Services, Inc.	CNH	3	USD	0	*	01/16/2026	(8)
Morgan Stanley Capital Services, Inc.	USD	14,448	PHP	844,712		01/16/2026	(118,859)
Morgan Stanley Capital Services, Inc.	USD	35,541	IDR	592,290,276		01/23/2026	(72,761)
Morgan Stanley Capital Services, Inc.	USD	245,885	CHF	195,096		01/29/2026	1,029,946
Morgan Stanley Capital Services, Inc.	TWD	900,527	USD	28,880		02/12/2026	252,469

Counterparty	Contracts to Deliver (000)		In Exchange For (000)			Settlement Date	Unrealized Appreciation (Depreciation)
NatWest Markets PLC	JPY	14,250,635	USD	92,194		01/23/2026	$1,077,874
NatWest Markets PLC	USD	24,125	JPY	3,768,198		01/23/2026	(32,052)
Standard Chartered Bank	KRW	39,401,667	USD	27,852		01/09/2026	533,623
Standard Chartered Bank	KRW	35,610,361	USD	24,334		01/09/2026	(356,447)
Standard Chartered Bank	USD	18,121	KRW	26,732,210		01/09/2026	413,325
Standard Chartered Bank	JPY	3,739,306	USD	24,094		01/23/2026	185,209
Standard Chartered Bank	USD	15,650	NZD	27,640		01/28/2026	277,919
State Street Bank & Trust Co.	KRW	49,237,068	USD	34,606		01/09/2026	467,703
State Street Bank & Trust Co.	USD	25,481	THB	822,409		01/15/2026	637,562
State Street Bank & Trust Co.	CNH	3	USD	0	*	01/16/2026	(8)
State Street Bank & Trust Co.	USD	11,843	CNH	83,873		01/16/2026	187,600
State Street Bank & Trust Co.	USD	926	EUR	788		01/29/2026	496
State Street Bank & Trust Co.	USD	25,465	CAD	34,978		02/05/2026	57,758
State Street Bank & Trust Co.	GBP	454,994	USD	602,362		02/26/2026	(10,879,813)
UBS	KRW	37,961,654	USD	25,687		01/09/2026	(633,594)
UBS	USD	53,694	KRW	76,276,087		01/09/2026	(808,848)
UBS	USD	284,046	AUD	437,687		01/28/2026	8,083,801
UBS	CHF	32,691	USD	40,955		01/29/2026	(418,691)
UBS	EUR	28,226	USD	32,935		01/29/2026	(274,338)
UBS	USD	351,766	CAD	490,762		02/05/2026	6,335,340
UBS	USD	14,771	GBP	11,051		02/26/2026	123,672

							$28,098,238

*	Contracts amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the market value of this security amounted to $44,743,892 or 0.5% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,685,684,175 and gross unrealized depreciation of investments was $(86,917,416), resulting in net unrealized appreciation of $2,598,766,759.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

December 31, 2025 (unaudited)

16.0%	Japan
13.9%	United Kingdom
9.1%	South Korea
9.0%	Taiwan
7.6%	China
4.6%	Netherlands
4.5%	Italy
4.1%	Spain
3.6%	Switzerland
2.9%	France
2.7%	Germany
2.5%	Canada
2.3%	Austria
15.7%	Other
1.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 2.0% or less in the following: Australia, Brazil, Chile, Denmark, Greece, Hong Kong, India, Ireland, Portugal, Singapore, Sweden and United States.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$—	$604,002,054	$—	$2,604,002,054
Industrials	122,431,338	1,693,570,605	—	1,816,001,943
Information Technology	—	1,456,914,315	—	1,456,914,315

Investments in Securities:	Level 1	Level 2		Level 3	Total
Health Care	$—	$823,987,466		$—	$823,987,466
Consumer Discretionary	201,078,151	562,708,158		—	763,786,309
Communication Services	67,563,049	449,321,494		—	516,884,543
Materials	367,204,008	44,417,836		—	411,621,844
Energy	—	376,297,332		—	376,297,332
Consumer Staples	110,527,707	132,864,910		—	243,392,617
Utilities	—	182,939,012		—	182,939,012
Real Estate	—	118,762,313		—	118,762,313
Short-Term Investments	144,993,431	—		—	144,993,431
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,087,837	—		—	17,087,837

Total Investments in Securities	1,030,885,521	8,445,785,495	(a)	—	9,476,671,016
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	62,159,982		—	62,159,982
Liabilities:
Forward Currency Exchange Contracts	—	(34,061,744)		—	(34,061,744)

Total	$1,030,885,521	$8,473,883,733		$—	$9,504,769,254

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

Fund	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$81,998	$934,977	$871,982	$144,993	$533
AB Government Money Market Portfolio*	28,173	320,341	331,426	17,088	555
Total	$110,171	$1,255,318	$1,203,408	$162,081	$1,088

*	Investments of cash collateral for securities lending transactions.